EXHIBIT 99.1

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2016-A SERIES

Period	Collection	Accrual	Distribution
From	01-Feb-19	15-Feb-19	15-Mar-19
To	28-Feb-19	15-Mar-19
Days	28

Description of Collateral

On the Distribution Date, the Series 2016-A balances were:

Notes		$1,600,000,000.00
	A1	850,000,000.00
	A2	750,000,000.00
Principal Amount of Debt		1,600,000,000.00
Required Overcollateralization		$187,680,000.00
Required Overcollateralization Increase - MPR < 35%		$31,440,000.00
Required Overcollateralization Increase - MPR < 30%		$0.00
Incremental Overcollateralization Amount		$4,769,442.54
Series Nominal Liquidation Amount		1,023,889,442.54

Required Participation Amount		$1,023,889,442.54
Excess Receivables		$744,021,277.60

Total Collateral		1,767,910,720.14
Collateral as Percent of Notes		110.49%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,323,208,299.80
Total Principal Collections	($1,676,396,431.10)
Investment in New Receivables	$1,490,928,999.18
Receivables Added for Additional Accounts	$0.00
Repurchases	($23,458,353.93)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($728,803,135.38)
Less Servicing Adjustment	($1,692,461.83)

Ending Balance	$5,383,786,916.74

SAP for Next Period	32.84%

Average Receivable Balance	$5,494,113,696.79
Monthly Payment Rate	30.51%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$24,896,644.01
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$24,896,644.01

Series Allocation Percentage at Month-End	32.84%
Floating Allocation Percentage at Month-End	70.99%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
6/17/2019	12/1/2018	No

Accumulation Account
Beginning	533,333,333.33
Payout	—
Additions	266,666,666.67

Ending Balance	800,000,000.00

Distributions to Investors
A1 Days	28
A1 LIBOR	2.488750%
A1 Applicable Margin	0.640000%

	3.128750%
A2 Days	30
A2 Fixed Rate	1.54%

	Actual	Per $1000
Interest A1	2,068,451.39	2.43
Principal A1	—	—

		2.43

	Actual	Per $1000
Interest A2	962,500.00	1.28
Principal A2	—	—

		1.28
Total Due Investors	3,030,951.39
Servicing Fee	1,224,801.59

Excess Cash Flow	1,547,624.76

Reserve Account
Required Balance	$8,000,000.00
Current Balance	$8,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	2.38%
Pass / Fail	PASS